Financial Instruments Risk Management - Summary of Financial Assets and Liabilities in Foreign Currencies, Primarily Held in U.S Dollars (Details) - GBP (£) £ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial assets
Current income tax receivable	£ 1,761	£ 4,594	£ 5,123
Cash and cash equivalents	24,251	6,749	17,225	£ 41,912
Financial liabilities
Lease liabilities	676	190	£ 396
Accrued expenditure	4,152	5,714
Currency Risk [member]
Financial assets
Prepayments, accrued income and other receivables	531	642
Current income tax receivable	2	3
Cash and cash equivalents	20,891	4,769
Financial liabilities
Trade payables	38	1,763
Accrued expenditure	£ 1,627	£ 4,066